Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
INCOME TAXES
INCOME TAXES
In accordance with ASC 740, Income Taxes, the Company recognizes deferred tax assets and liabilities for temporary differences between the financial reporting basis and the tax basis of its assets and liabilities at the enacted tax rates in effect for the year in which the differences are expected to reverse. The Company records a valuation allowance against its net deferred tax asset to reduce the net carrying value to an amount that is more likely than not to be realized.

At the end of each interim period, the Company makes its best estimate of the effective tax rate expected to be applicable for the full fiscal year. This estimate reflects, among other items, the Company’s best estimate of operating results and foreign currency exchange rates. The Company’s quarterly income tax rate may differ from its estimated annual effective tax rate because accounting standards require the Company to exclude the actual results of certain entities expected to generate a pretax loss when applying the estimated annual effective tax rate to the Company’s consolidated pretax results in interim periods. In estimating the annual effective tax rate, the Company does not include the estimated impact of unusual and/or infrequent items, including the reversal of valuation allowances, which may cause significant variations in the customary relationship between income tax expense (benefit) and pretax income (loss) in quarterly periods. The income tax expense (benefit) for such unusual and/or infrequent items is recorded in the quarterly period such items are incurred.

The Company’s income tax expense and resulting effective tax rate are based upon the respective estimated annual effective tax rates applicable for the respective periods adjusted for the effects of items required to be treated as discrete to the period, including changes in tax laws, changes in estimated exposures for uncertain tax positions and other items. The Company’s effective tax rate for the three months ended March 31, 2015 properly excluded tax benefits associated with year-to-date pre-tax losses generated in the U.S. and the Netherlands. Income tax positions are considered for uncertainty in accordance with ASC 740-10. The Company believes that its income tax filing positions and deductions are more likely than not to be sustained on audit ; therefore, no ASC 740-10 liabilities and no related penalties and interest have been recorded. The Company does not anticipate any material changes to its uncertain tax positions within the next 12 months. Tax years since 2003 remain subject to examination in Georgia, Tennessee, and at the federal level. The time period is longer than the standard statutory 3-year period due to net operating losses (NOLs) from 2003 being available for utilization. The statute of limitations on these years will close when the NOLs expire or when the statute closes on the years in which the NOLs are utilized. Tax years since 2012 remain subject to examination in the United Kingdom and the Netherlands. Tax years since 2013 remain subject to examination in Germany.
Significant management judgment is involved in determining the provision for income taxes, deferred tax assets and liabilities, and any valuation allowance recorded against net deferred tax assets. Due to uncertainties with respect to the realization of deferred tax assets due to the history of operating losses, a valuation allowance has been established against the entire net deferred tax asset balance. The valuation allowance is based on management’s estimates of taxable income in the jurisdictions in which the Company operates and the period over which deferred tax assets will be recoverable. In the event that actual results differ from these estimates or the Company adjusts these estimates in future periods, a change in the valuation allowance may be needed, which could materially impact its financial position and results of operations.
At December 31, 2014, the Company had federal NOL carry-forwards of approximately $87,380,000 and state NOL carry-forwards of approximately $70,840,000 available to reduce future income. The Company's federal NOL carry-forwards remain fully reserved as of March 31, 2015. If not utilized, the federal NOL carry-forwards will expire at various dates between 2029 and 2034 and the state NOL carry-forwards will expire at various dates between 2020 and 2034.
The Company's NOL carry-forwards may be subject to annual limitations under Internal Revenue Code (IRC) Section 382 (or comparable provisions of state law) in the event that certain changes in ownership of the Company were to occur. The Company periodically evaluates its NOL carry-forwards and whether certain changes in ownership, including its IPO, have occurred that would limit its ability to utilize a portion of the Company's NOL carry-forwards. If it is determined that significant ownership changes have occurred since the Company generated its NOL carry-forwards, the Company may be subject to annual limitations on the use of these NOL carry-forwards under IRC Section 382 (or comparable provisions of state law).
As of December 31, 2014, the Company had cumulative book losses in foreign subsidiaries of $42,795,000. The Company has not recorded a deferred tax asset for the excess of tax over book basis in the stock of its foreign subsidiaries. The Company anticipates that its foreign subsidiaries will be profitable and have earnings in the future. Once the foreign subsidiaries do have earnings, the Company intends to indefinitely reinvest in its foreign subsidiaries all undistributed earnings of and original investments in such subsidiaries. As a result, the Company has not recorded a deferred tax liability related to excess of book over tax basis in the stock of its foreign subsidiaries in accordance with ASC 740-30-25.

INCOME TAXES
The components of net loss before taxes are as follows:

	Years Ended December 31,
	2014	2013
	(In thousands)
United States	$(12,102)	$(29,303)
Foreign	(23,458)	(16,926)
Loss before provision for income taxes	$(35,560)	$(46,229)

In accordance with ASC 740, the Company recognizes deferred tax assets and liabilities for temporary differences between the financial reporting basis and the tax basis of assets and liabilities at the enacted tax rates in effect for the year in which the differences are expected to reverse. The Company records a valuation allowance against the net deferred tax asset to reduce the net carrying value to an amount that is more likely than not to be realized.
The provision for income taxes consists of the following components:

	Years Ended December 31,
	2014	2013
	(In thousands)
Current benefit (expense):
Federal	$—	$—
State	—	—
Foreign	174	—
Current income tax expense	$174	$—

	Years Ended December 31,
	2014	2013
	(In thousands)
Deferred benefit (expense):
Federal	$3,050	$(18,565)
State	355	(2,162)
Foreign	(3,161)	3,160
	244	(17,567)
Valuation allowance	(244)	17,567
Deferred income tax (benefit) expense	$—	$—

Worldwide net deferred tax assets and liabilities are as follows:

	December 31,
	2014	2013
Deferred tax assets (current and non-current)	(In thousands)
Depreciation and amortization	$8	$34
Other deferred tax assets	3,305	1,906
NOL carry-forwards	32,191	33,454
Research and development costs	5,167	6,142
Collaboration agreement receivable reserves	5,749	4,638
Valuation allowance	(46,400)	(46,156)
Total deferred tax assets	$20	$18
Deferred tax liabilities (current and non-current)
Unrealized foreign currency gains	$(20)	$(18)
Other deferred tax liabilities	—	—
Total deferred tax liabilities	(20)	(18)
Net deferred tax assets and deferred tax liabilities (current and non-current)	$—	$—
In Accordance with ASC 740-10-45-4, the Company presents below the current and non-current components of the Company's deferred tax assets and deferred tax liabilities. The Company has applied the jurisdictional netting requirements of ASC 740-10-45-5 to allocate the valuation allowance between current and non-current deferred tax assets on a jurisdictional basis. The current deferred tax liability and the non-current deferred tax asset disclosed below are attributable to the United States. Deferred tax positions in each foreign jurisdiction net to zero on both a current and non-current basis.

	Years Ended December 31,
	2014	2013
	(In thousands)
Current deferred tax liability	$(20)	$(18)
Non-current deferred tax asset	20	18

A reconciliation from the federal statutory rate to the total provision for income taxes is as follows:

	Years Ended December 31,
	2014		2013
	Amount	Percent	Amount	Percent
Federal tax benefit at statutory rate	$(12,150)	34.0%	$(15,718)	34.0%
State tax — net of federal benefit	(479)	1.3	(1,160)	2.5
Permanent items and other	331	(0.9)	31,851	(68.9)
Prior period transfer pricing adjustments	3,502	(9.8)	—	—
Foreign rate differential	8,190	(22.9)	2,594	(5.6)
Other	536	(1.5)	—	—
Change in valuation allowance	244	(0.7)	(17,567)	38.0
Total tax benefit (expense)	$174	(0.5)%	$—	—%

The significant increase for the current year in the effect of permanent differences is caused by intercompany transactions between Alimera Sciences, Inc. and its subsidiaries in the prior year. For financial statement purposes, the transaction eliminates in consolidation. For income tax purposes, the transaction resulted in taxable income in the United States which was offset by net operating losses.
Income tax positions are considered for uncertainty in accordance with ASC 740-10. The Company believes that its income tax filing positions and deductions are more likely than not of being sustained on audit and does not anticipate any adjustments that will result in a material change to its financial position; therefore, no ASC 740-10 liabilities and no related penalties and interest have been recorded. The Company does not anticipate any material changes to its uncertain tax positions within the next 12 months. Tax years since from 2011 to 2014 remain subject to examination in Georgia, Tennessee, and on the federal level, with the exception of the assessment of NOL carry-forwards available for utilization which can be examined for all years since 2003. The statute of limitations on these years will close when the NOLs expire or when the statute closes on the years in which the NOLs are utilized.
Significant management judgment is involved in determining the provision for income taxes, deferred tax assets and liabilities, and any valuation allowance recorded against net deferred tax assets. Due to uncertainties with respect to the realization of deferred tax assets due to the history of operating losses, a valuation allowance has been established against the entire net deferred tax asset balance. The valuation allowance is based on management’s estimates of taxable income in the jurisdictions in which the Company operates and the period over which deferred tax assets will be recoverable. In the event that actual results differ from these estimates or the Company adjusts these estimates in future periods, a change in the valuation allowance may be needed, which could materially impact the Company’s financial position and results of operations.
At December 31, 2014 and 2013, the Company had federal net operating loss (NOL) carry-forwards of approximately $87,380,000 and $82,380,000 and state NOL carry-forwards of approximately $70,840,000, and $65,840,000 respectively, that are available to reduce future income unless otherwise taxable. If not utilized, the federal NOL carry-forwards will expire at various dates between 2029 and 2034 and the state NOL carry-forwards will expire at various dates between 2020 and 2034.
NOL carry-forwards may be subject to annual limitations under Internal Revenue Code Section 382 (or comparable provisions of state law) in the event that certain changes in ownership of the Company were to occur. The Company periodically evaluates its NOL carry-forwards and whether certain changes in ownership, including its IPO, have occurred that would limit the Company’s ability to utilize a portion of its NOL carry-forwards. If it is determined that significant ownership changes have occurred since the Company generated its NOL carry-forwards, it may be subject to annual limitations on the use of these NOL carry-forwards under Internal Revenue Code (IRC), Section 382 (or comparable provisions of state law). The issuance of the Series A Convertible Preferred Stock on October 2, 2012 constituted such a change in ownership. As a result of this change in ownership, the Company performed a formal analysis in connection with IRC Section 382 and determined that approximately $13,700,000 of its NOLs generated prior to the change in ownership could not be utilized in the future.
As of December 31, 2014, the Company had cumulative book losses in foreign subsidiaries of $42,795,000. The Company has not recorded a deferred tax asset for the excess of tax over book basis in the stock of its foreign subsidiaries. The Company anticipates that its foreign subsidiaries will be profitable and have earnings in the future. Once the foreign subsidiaries do have earnings, the Company intends to indefinitely reinvest in its foreign subsidiaries all undistributed earnings of and original investments in such subsidiaries. As a result, the Company does not expect to record deferred tax liabilities in the future related to excesses of book over tax basis in the stock of its foreign subsidiaries in accordance with ASC 740-30-25.